Directors' and prescribed officers' remuneration - Key management share ownership (Details) - shares	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		6,063,927	6,470,779	7,829,966
Ownership interest		0.21%	0.23%	0.28%
Directors
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		4,805,486	4,750,897	6,220,640
Ownership interest		0.17%	0.14%	0.22%
Neal Froneman
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		1,829,452	1,829,452	3,284,428
Ownership interest		0.06%	0.06%	0.12%
ADR shares held (in shares)		388,863	388,863	388,863
Ordinary shares issued upon conversion of ADRs (in shares)		1,555,452	1,555,452	1,555,452
Richard Stewart
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		788,771	788,771	788,771
Ownership interest		0.03%	0.03%	0.03%
Charl Keyter
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		1,826,481	1,776,481	1,776,481
Ownership interest		0.06%	0.06%	0.06%
Charl Keyter | Major ordinary share transactions
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	2,010,300
Timothy Cumming
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		20,000	20,000	20,000
Ownership interest		0.00%	0.00%	0.00%
Richard Menell
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		10,125	10,125	10,125
Ownership interest		0.00%	0.00%	0.00%
Richard Menell | Major ordinary share transactions
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	20,125
Keith Rayner
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		78,992	78,992	73,992
Ownership interest		0.00%	0.00%	0.00%
Susan van der Merwe
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		0	0	1,028
Ownership interest		0.00%	0.00%	0.00%
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		2,000	2,000	4,220
Ownership interest		0.00%	0.00%	0.00%
Vincent Maphai
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		232,813	228,224	228,224
Ownership interest		0.01%	0.01%	0.01%
Savannah Danson
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		0	0	16,519
Ownership interest		0.00%	0.00%	0.00%
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		16,852	16,852	16,852
Ownership interest		0.00%	0.00%	0.00%
ADR shares held (in shares)		4,213	4,213	4,213
Dawie Mostert
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		0	0	136,302
Ownership interest		0.00%	0.00%	0.00%
Themba Nkosi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		251,583	251,583	251,583
Ownership interest		0.01%	0.01%	0.01%
ADR shares held (in shares)		5,300	5,300	5,300
Ordinary shares issued upon conversion of ADRs (in shares)		21,200	21,200	21,200
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		180,000	490,429	490,429
Ownership interest		0.01%	0.02%	0.02%
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		0	151,012	151,012
Ownership interest		0.00%	0.01%	0.01%
ADR shares held (in shares)			37,753	37,753
Charles Carter
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		680,000	680,000	580,000
Ownership interest		0.02%	0.02%	0.02%
ADR shares held (in shares)		170,000	170,000	145,000
Charles Carter | Major ordinary share transactions
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	720,000
Melanie Naidoo-Vermaak
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		146,858	146,858	0
Ownership interest		0.01%	0.01%	0.00%